Revenues (Details) R$ in Thousands	12 Months Ended
Jun. 30, 2022 BRL (R$) ha
Revenues (Details) [Line Items]
Gross revenue from the sale of farm	R$ 3,796
Cerrado Biome [Member]
Revenues (Details) [Line Items]
Area of land (in Hectares) | ha	133
Realization of the official measurement	R$ 2,904